Securitisations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Disclosure of transfers of financial assets that do not result in derecognition	The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2025				2024
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Loans and advances at amortised cost
Credit cards, unsecured loans and other retail lending	5,879	5,935	(929)	(933)	6,575	7,158	(1,575)	(1,579)
Financial assets at FVTPL
Mortgage Loans	1,523	1,523	—	—	576	576	—	—
Assets included in disposal groups classified as held for sale
Personal Loans	—	—	—	—	846	826	—	—
Total	7,402	7,458	(929)	(933)	7,997	8,560	(1,575)	(1,579)

Disclosure of continuing involvement in financial assets that have been derecognised	The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[1]			Gain from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss[2]	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2025
Asset backed securities	67	67	141	3	5
Residential mortgage backed securities	2,454	2,454	2,454	99	331
Commercial mortgage backed securities	360	328	360	5	26
Total	2,881	2,849	2,955	107	362

2024
Asset backed securities	53	53	130	1	1
Residential mortgage backed securities	3,439	3,437	3,439	155	231
Commercial mortgage backed securities	377	334	377	3	21
Total	3,869	3,824	3,946	159	253
Notes
1  Assets which represent the Barclays Bank Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost and Debt securities at FVTPL.
2  Maximum exposure to loss includes notional value of undrawn loan commitment, if any.